Leases (Tables)	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Maturity Analysis of Operating Lease Liabilities

The Company’s maturity analysis of operating lease liabilities as of June 30, 2025 is as follows:

Operating Leases
Remaining of 2025	1,233
2026	2,261
2027	410
2028	—
Total lease payment	3,904
Less imputed interest	(160)
Present value of operating lease liabilities	3,744
Less: current obligation	(2,129)
Long-term obligation as of June 30, 2025 (RMB)	1,615
Long-term obligation as of June 30, 2025 (US$)	226

Schedule of Supplemental Disclosure Related to Operating Leases

Supplemental disclosure related to operating leases were as follows:

	For the six months ended June 30,
	2024	2025
	RMB	RMB	US$
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	1,451	1,233	172
Weighted average remaining lease term of operating leases (years)	2.55	1.70	1.70
Weighted average discount rate of operating leases	4.75%	4.75%	4.75%